UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $100,076 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     3277   166500 SH       SOLE                   166500
AMERICAN TOWER CORP            CL A             029912201     7102   195114 SH       SOLE                   195114
AMERICAN WTR WKS CO INC NEW    COM              030420103     8618   432203 SH       SOLE                   432203
AMPHENOL CORP NEW              CL A             032095101     4972   131958 SH       SOLE                   131958
BECTON DICKINSON & CO          COM              075887109     3488    50000 SH       SOLE                    50000
BERRY PETE CO                  CL A             085789105      737    27533 SH       SOLE                    27533
BLOCKBUSTER INC                CL B             093679207       61   101300 SH       SOLE                   101300
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      788    33300 SH       SOLE                    33300
CAREFUSION CORP                COM              14170T101     2413   110700 SH       SOLE                   110700
CNX GAS CORP                   COM              12618H309     1388    45200 SH       SOLE                    45200
CROWN CASTLE INTL CORP         COM              228227104     3051    97300 SH       SOLE                    97300
FORD MTR CO DEL                COM PAR $0.01    345370860     1909   264800 SH       SOLE                   264800
GENZYME CORP                   COM              372917104     3046    53700 SH       SOLE                    53700
HEARTLAND PMT SYS INC          COM              42235N108     1938   133529 SH       SOLE                   133529
HEWLETT PACKARD CO             COM              428236103     7945   168300 SH       SOLE                   168300
INDIA FD INC                   COM              454089103     1458    50200 SH       SOLE                    50200
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107     1888    63600 SH       SOLE                    63600
KEY ENERGY SVCS INC            COM              492914106      870   100000 SH       SOLE                   100000
MASTERCARD INC                 CL A             57636Q104     5319    26311 SH       SOLE                    26311
MOLECULAR INSIGHT PHARM INC    COM              60852M104     2555   462111 SH       SOLE                   462111
MONSANTO CO NEW                COM              61166W101     3042    39300 SH       SOLE                    39300
NASDAQ OMX GROUP INC           COM              631103108     5880   279334 SH       SOLE                   279334
NATIONAL FUEL GAS CO N J       COM              636180101     6844   149400 SH       SOLE                   149400
NORTH AMERN ENERGY PARTNERS    COM              656844107     3558   592966 SH       SOLE                   592966
ORBCOMM INC                    COM              68555P100      602   221400 SH       SOLE                   221400
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705     1294    70800 SH       SOLE                    70800
STAR SCIENTIFIC INC            COM              85517P101        9    10000 SH       SOLE                    10000
UNION PAC CORP                 COM              907818108     4855    83200 SH       SOLE                    83200
URS CORP NEW                   COM              903236107     4601   105400 SH       SOLE                   105400
VENOCO INC                     COM              92275P307     2732   237351 SH       SOLE                   237351
VISA INC                       COM CL A         92826C839     3836    55500 SH       SOLE                    55500